Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated September 6, 2019

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2019, as supplemented June 28, 2019 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Sub-Adviser Change for Growth Stock Portfolio

On or about November 14, 2019, T. Rowe Price Associates, Inc. (“T. Rowe Price”) will replace Mellon Investments Corporation as the sub-adviser for the Fund’s Growth Stock Portfolio. T. Rowe Price will provide investment sub-advisory services for the Portfolio pursuant to an Investment Sub-Advisory Agreement approved by the Fund’s Board of Directors on August 29, 2019.

In approving the new Investment Sub-Advisory Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its investment adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change. Additional information about T. Rowe Price, its investment strategies for the Portfolio, associated risks, and other information will be made available in the near future, consistent with the requirements of the Exemptive Order.

Large Cap Blend Portfolio – Portfolio Manager Update

Dain C. Tofson has joined Patrick J. English, John S. Brandser, Jonathan T. Bloom, Andy P. Ramer, Robert M. Helf, Daniel G. Sievers, Matthew T. Sullivan, Jordan S. Teschendorf and Benjamin D. Karek as co-portfolio managers of the Large Cap Blend Portfolio (the “Portfolio”). Matthew J. Goetzinger no longer serves as a co-portfolio manager for the Portfolio. Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby deleted and replaced with the following:

“Portfolio Managers: FMI’s investment decisions are made by a Portfolio Management Committee (PMC). The investment process employed by the PMC is team based, and the PMC as a whole, not any individual member, is primarily responsible for the day-to-day management of the Portfolio. The PMC has managed the Portfolio since 2012. PMC members include:

Patrick J. English, CFA, Chairman, Chief Executive Officer and Chief Investment Officer, who has been with FMI since 1986.

John S. Brandser, President, Chief Operating Officer and Chief Compliance Officer, who has been with FMI since 1995.

Jonathan T. Bloom, CFA, Director of Research, who has been with FMI since 2010.

Andy P. Ramer, CFA, Research Analyst, who has been with FMI since 2002.

Robert M. Helf, CFA, Research Analyst, who has been with FMI since 1998.

Daniel G. Sievers, CFA, Research Analyst, who has been with FMI since 2009.

Matthew T. Sullivan, CFA, Research Analyst, who has been with FMI since 2013.

Jordan S. Teschendorf, CFA, Research Analyst, who has been with FMI since 2015.

Benjamin D. Karek, Research Analyst, who has been with FMI since 2017.

Dain C. Tofson, CFA, Research Analyst, who has been with FMI since July 2019.”

The following replaces the information that appears in the Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Large Cap Blend Portfolio”:

“FMI’s investment decisions are made by a Portfolio Management Committee (PMC). The investment process employed by the PMC is team based, and the PMC as a whole, not any individual member, is primarily responsible for the day-to-day management of the Portfolio. PMC members include:

Patrick J. English, CFA, has been employed by FMI in various capacities since 1986, currently serving as Chairman, Chief Executive Officer, Chief Investment Officer and Treasurer.

John S. Brandser has been employed by FMI in various capacities since 1995, currently serving as President, Secretary, Chief Operating Officer and Chief Compliance Officer.

Jonathan T. Bloom, CFA, has been employed by FMI since 2010 as a Research Analyst, and is currently the Director of Research.

Andy P. Ramer, CFA, has been employed by FMI since 2002 as a Research Analyst.

Robert M. Helf, CFA, has been employed by FMI since 1998 as a Research Analyst.

Daniel G. Sievers, CFA, has been employed by FMI since 2009 as a Research Analyst.

Matthew T. Sullivan, CFA, has been employed by FMI since 2013 as a Research Analyst.

Jordan S. Teschendorf, CFA, has been employed by FMI since 2015 as a Research Analyst, and prior to his employment Mr. Teschendorf attended the University of Wisconsin-Madison.

Benjamin D. Karek, has been employed by FMI since 2017 as a Research Analyst, and prior to his employment Mr. Karek attended Columbia Business School.

Dain C. Tofson, CFA, has been employed by FMI since July 2019 as a Research Analyst. Prior to joining FMI, Mr. Tofson was a member of Artisan Partners Global Value Equity Team from 2017 – 2019 and worked at Institutional Capital LLC from 2014 – 2017. Prior to his employment he attended the Booth School of Business at the University of Chicago.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Large Cap Blend Portfolio

Supplement Dated September 6, 2019

to the

Summary Prospectus for the Large Cap Blend Portfolio Dated May 1, 2019

The following information supplements the Summary Prospectus for the Large Cap Blend Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2019 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Portfolio Manager Update

Dain C. Tofson has joined Patrick J. English, John S. Brandser, Jonathan T. Bloom, Andy P. Ramer, Robert M. Helf, Daniel G. Sievers, Matthew T. Sullivan, Jordan S. Teschendorf and Benjamin D. Karek as co-portfolio managers of the Large Cap Blend Portfolio (the “Portfolio”). Matthew J. Goetzinger no longer serves as a co-portfolio manager for the Portfolio. Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby deleted and replaced with the following:

“Portfolio Managers: FMI’s investment decisions are made by a Portfolio Management Committee (PMC). The investment process employed by the PMC is team based, and the PMC as a whole, not any individual member, is primarily responsible for the day-to-day management of the Portfolio. The PMC has managed the Portfolio since 2012. PMC members include:

Patrick J. English, CFA, Chairman, Chief Executive Officer and Chief Investment Officer, who has been with FMI since 1986.

John S. Brandser, President, Chief Operating Officer and Chief Compliance Officer, who has been with FMI since 1995.

Jonathan T. Bloom, CFA, Director of Research, who has been with FMI since 2010.

Andy P. Ramer, CFA, Research Analyst, who has been with FMI since 2002.

Robert M. Helf, CFA, Research Analyst, who has been with FMI since 1998.

Daniel G. Sievers, CFA, Research Analyst, who has been with FMI since 2009.

Matthew T. Sullivan, CFA, Research Analyst, who has been with FMI since 2013.

Jordan S. Teschendorf, CFA, Research Analyst, who has been with FMI since 2015.

Benjamin D. Karek, Research Analyst, who has been with FMI since 2017.

Dain C. Tofson, CFA, Research Analyst, who has been with FMI since July 2019.”

Please retain this Supplement for future reference.